Investment Property, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Property, Net
13.	Investment Property, Net

(a) Investment property as of December 31, 2017 and 2018 are as follows:

	2017				2018
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
	(in millions of Won)
Land	￦	360,402	—	360,402	295,328	(16,743)	278,585
Buildings		727,022	(92,982)	634,040	681,518	(110,183)	571,335
Structures		7,717	(1,436)	6,281	3,327	(1,919)	1,408
Construction-in-progress		64,191	—	64,191	101,665	(24,378)	77,287

	￦	1,159,332	(94,418)	1,064,914	1,081,838	(153,223)	928,615

As of December 31, 2018, the fair value of investment property is ￦1,498,136 million.

(b) Changes in the carrying amount of investment property for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

	Beginning		Acquisitions	Disposals	Depreciation	Others (*1)	Ending
	(in millions of Won)
Land	￦	392,723	20,941	(37,725)	—	(15,537)	360,402
Buildings		671,539	38,831	(9,506)	(23,450)	(43,374)	634,040
Structures		2,147	—	—	(591)	4,725	6,281
Construction-in-progress		51,311	17,648	—	—	(4,768)	64,191

	￦	1,117,720	77,420	(47,231)	(24,041)	(58,954)	1,064,914

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2) For the year ended December 31, 2018

	Beginning		Acquisitions	Disposals	Depreciation (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	360,402	1,327	(26,826)	(16,743)	(39,575)	278,585
Buildings		634,040	727	(32,807)	(28,358)	(2,267)	571,335
Structures		6,281	—	—	(603)	(4,270)	1,408
Construction-in-progress		64,191	42,052	—	(24,948)	(4,008)	77,287

	￦	1,064,914	44,106	(59,633)	(70,652)	(50,120)	928,615

(*1)

Includes impairment loss on investment property recognized by each of the consolidated subsidiaries, including the office for rent of POSCO(Dalian) IT Center Development Co., Ltd. amounting to ￦51,461 million.

(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.